Deferred Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Net Deferred tax expected rate	26.50%	25.00%	25.00%
Net Deferred Tax Assets	$ 1,835,000	$ 1,594,000	$ 1,630,000
Effective tax rate	26.50%	28.25%	3100.00%